DEBT	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
DEBT

(7) DEBT

Long-term debt consists of the following as of December 31, 2019 and 2018:

	December 31,	December 31,
	2019	2018
Term Loan due 2023	$2,070.0	$2,070.0
9.250% Senior notes due 2024	750.0	750.0
12.00%/13.00% PIK notes due 2022	500.0	500.0
ABL Revolving Credit Facility	145.2	245.1
10.00% notes due 2024	120.0	—
Unamortized discount and issuance costs	(117.9)	(137.3)
Long-term debt, net	$3,467.3	$3,427.8

Contractual maturities of the Company’s debt obligations as of December 31, 2019 are shown below:

		9.250% Senior
	Term Loan	Notes	PIK Notes	ABL	10.00% Notes	Total
2020	$—	$—	$—	$—	$—	$—
2021	—	—	—	145.2	—	145.2
2022	—	—	500.0	—	—	500.0
2023	2,070.0	—	—	—	—	2,070.0
2024	—	750.0	—	—	120.0	870.0
Total	$2,070.0	$750.0	$500.0	$145.2	$120.0	$3,585.2

Term Loan

On November 30, 2016, Vertiv Group and Vertiv Intermediate II entered into a $2,320.0 senior term loan credit agreement that matures on November 30, 2023 with JPMorgan Chase Bank, N.A. as administrative agent and collateral agent (the “Term Loan Facility”, and the loan thereunder, the "Term Loan"). On February 9, 2017, Vertiv Group made a voluntary partial prepayment of $75.0 on the Term Loan, reducing the outstanding principal amount to $2,245.0.

On March 17, 2017, Vertiv Group, Vertiv Intermediate II, certain of their subsidiaries, the relevant lenders under the Term Loan Facility and the administrative agent under the Term Loan Facility amended the Term Loan Facility (the "Amended Term Loan Facility") to reduce the interest payable thereunder to the LIBO Rate (as defined in the documentation governing the Amended Term Loan Facility), plus the applicable margin of 4.00% per annum, or the Base Rate (as defined in the documentation governing the Amended Term Loan Facility) as in effect from time to time, plus the applicable margin of 3.00% per annum. The loans under the Amended Term Loan Facility amortize in quarterly installments in an amount equal to 1.00% per annum beginning in June 2020, and include other customary mandatory prepayments including: (a) commencing with the fiscal year ending December 31, 2018 (as clarified in that certain Amendment No. 2 described below), 75% (subject to step-downs based on first lien net leverage ratios) of Excess Cash Flow (as defined in documentation governing the Amended Term Loan Facility) and (b) subject to certain exceptions and reinvestment rights, the Term Loan requires that 100% of the net cash proceeds from certain asset sales, insurance recovery and condemnation events and unpermitted debt issuances are applied to repay the loans thereunder.

Subject to customary conditions, the Amended Term Loan Facility allows for an increase in the commitments thereunder by an amount not to exceed the sum of (i) $325.0, (ii) all previous voluntary prepayments of the loans thereunder as of the relevant date of determination (other than the prepayment described in the immediately subsequent paragraph), and (iii) an unlimited amount so long as the first lien net leverage ratio as of the relevant date of determination does not exceed 3.05 to 1.00 on a pro forma basis. The obligations of Vertiv Group under the Term Loan are guaranteed by Vertiv Intermediate II, and Vertiv Group’s existing and future direct and indirect wholly-owned domestic subsidiaries, with certain exceptions, and secured by (i) first priority liens and security interests on substantially all of the fixed assets of Vertiv Group and the guarantors and (ii) second priority liens and security interests on substantially all current assets of Vertiv Group and the guarantors.

On November 1, 2017, Amendment No. 2 to the Term Loan Facility was executed and a $500.0 partial prepayment of the loans under the Amended Term Facility was made as a condition to the effectiveness of such Amendment No. 2. Amendment No. 2 also permitted the payment of a one-time dividend in connection with the sale of our critical power business and eliminated the quarterly installments of 1.00% per annum beginning in June 2020. The terms of the loan under the Amended Term Facility were otherwise unchanged. Lender fees of $8.7 were capitalized and are being amortized over the remaining life of the debt and $29.2 of original issuance costs were written off due to the prepayment. Additionally, $99.0 in consent fees and $6.2 of legal and administrative fees were expensed and are included in interest expense in the year ended December 31, 2017.

In December 2017, Vertiv Group, the guarantors party to the Amended Term Loan Facility on such date and JPMorgan Chase Bank, N.A., as administrative agent and the incremental lender, further modified the Amended Term Loan Facility to provide for an incremental borrowing of $325.0 on the Term Loan, resulting in a principal balance of $2,070.0 and $4.2 of issuance costs capitalized.

9.250% Senior Notes

On October 17, 2016, Vertiv Group issued $750.0 aggregate principal amount of 9.250% senior notes maturing on October 15, 2024 (the “2024 Notes”). The proceeds of the 2024 Notes were used to finance the Transaction and related costs.

Each 2024 Note bears interest at a rate of 9.250% per annum payable semi-annually on April 15 and October 15 of each year, which commenced with April 15, 2017. Prior to the maturity date, the 2024 Notes are also subject to repurchase of up to 100% of the outstanding aggregate principal at a redemption price of 100% plus an applicable premium (as defined in the indenture to the 2024 Notes) and accrued and unpaid interest. The 2024 Notes rank contractually equal in right of payment to all of Vertiv Group’s other existing and future senior unsecured indebtedness. Each 2024 Note is guaranteed on a senior unsecured basis by all of Vertiv Group’s domestic subsidiaries that are borrowers under or guarantee the Term Loan (as defined below) and the ABL Revolving Credit Facility. On October 27, 2017, Vertiv Group entered into a supplemental indenture to permit the payment of a one-time dividend in connection with the sale of our critical power business and to lower the cap on indebtedness permitted under the indenture.

12.00%/13.00% Senior PIK Toggle Notes due 2022

On February 9, 2017, Vertiv Intermediate Holding Corporation ("Holdco"), a wholly owned subsidiary of Vertiv Holding, issued $500.0 of 12.00%/13.00% Senior PIK Toggle Notes due 2022 (the "2022 Notes"). Holdco used the proceeds from the offering to (a) pay a cash dividend to its sole stockholder and (b) repay $75.0 of outstanding loans under the Term Loan. Holdco’s only material asset is the capital stock of Vertiv Intermediate Holding II Corporation ("Vertiv Intermediate II"), another holding corporation whose only material assets are its equity interest in Vertiv Group. Other than the 2022 Notes and its ownership of the capital stock of Vertiv Intermediate II, Holdco has no independent operations. Each note bears interest (a) at a cash interest rate of 12.00% per annum (b) at a "PIK" interest rate of 13.00% for interest paid through increases in the principal amount of notes outstanding or through issuances of new notes (upon satisfaction of certain conditions), either of which is payable semi-annually on February 15 and August 15 of each year, commencing with August 15, 2017. The 2022 Notes rank contractually equal in right of payment to all of Holdco’s other existing and future senior unsecured indebtedness. On October 27, 2017, Holdco entered into a supplemental indenture to permit the payment of a one-time dividend in connection with the sale of the our critical power business and to lower the cap on indebtedness permitted under the indenture.

ABL Revolving Credit Facility

On November 30, 2016, Vertiv Group, as lead borrower, certain of its subsidiaries, as borrowers, and Vertiv Intermediate II entered into an aggregate $400.0 asset-based revolving credit agreement (the "ABL Revolving Credit Agreement") that matures on November 30, 2021 (such facility, the “ABL Revolving Credit Facility”) with the lenders party thereto and JPMorgan Chase Bank, N.A., as administrative agent and collateral agent. Subject to certain terms and conditions, the ABL Revolving Credit Agreement allows Vertiv Group to increase the commitments under the ABL Revolving Credit Facility by an aggregate amount not to exceed $150.0, During the year ended December 31, 2019, Vertiv Group increased the limit on the ABL Revolving Credit Facility to $455.0. As of December 31, 2019, we have $95.0 of incremental capacity remaining. The commitments under the ABL Revolving Credit Agreement are bifurcated into (i) commitments in respect of a U.S. dollar-denominated sub-facility (the "U.S. Sub-facility") and (ii) commitments with respect of one or more sub-facilities available in multiple currencies outside of the U.S. dollar (collectively, the "Foreign Sub-facilities"). The obligations under the ABL Revolving Credit Facility are guaranteed (or, in the case of certain subsidiaries, co-borrowed) by Vertiv Intermediate II and Vertiv Group’s existing and future direct and indirect wholly-owned domestic subsidiaries, with certain exceptions, and secured by (i) first priority liens and security interests on substantially all of the current assets of Vertiv Group and the guarantors, and (ii) second priority liens and security interests on substantially all of the fixed assets of Vertiv Group and the guarantors. In addition, the obligations in respect of the Foreign Sub-facilities are guaranteed (or in the case of certain subsidiaries, co-borrowed) by certain foreign subsidiaries of Vertiv Group, and secured by the assets of such foreign subsidiaries that are included in the asset base.

At the Vertiv Group’s option, U.S. Sub-facility loans under the ABL Revolving Credit Facility bear interest at either (a) a LIBOR rate, plus an initial applicable margin of 1.75% (or 2.75% for borrowings within the FILO tranche), or (b) a base rate (not less than 2.00%) plus an initial applicable margin of 0.75% (or 1.75% for borrowings within the FILO tranche). Foreign Sub-facilities bear interest at the benchmark rate applicable to the elected currency each loan is carried in, plus an applicable margin. The applicable margin for all loans under the ABL Revolving Credit Facility following the Closing Date is the initial applicable margin. Following the Company’s first full fiscal quarter after the Closing Date and each quarter thereafter, the applicable margin is subject to an increase or decrease of 25 basis points from the initial applicable margin as determined by the average available borrowings for the preceding quarter. The ABL Revolving Credit Facility also requires a commitment fee be paid to the lenders on the average daily unused portion thereof at a rate of 0.25% per annum through maturity.

At December 31, 2019, the Company had $287.2 of availability under the ABL Revolving Credit Facility, net of letters of credit outstanding in the aggregate principal amount of $22.6.

10.00% Notes

During May 2019, Vertiv Group issued $120.0 aggregate principal amount of 10.00% senior secured second lien notes maturing on May 15, 2024 (with a springing maturity to November 15, 2021 if the Holdco’s PIK Toggle Notes are not repaid, redeemed or discharged, or the maturity with respect thereto is not otherwise extended, on or prior to November 15, 2021). Each note bears interest at a rate of 10.00% per annum payable semi-annually on May 15 and November 15 of each year. The obligations of Vertiv Group under the notes are guaranteed by Vertiv Group’s existing and future direct and indirect wholly-owned domestic subsidiaries, with certain exceptions, and secured by liens junior in priority to the first priority liens securing each of Vertiv Group’s existing revolving credit agreement and existing term loan credit agreement.